Transition Period Comparative Data (Tables)	6 Months Ended
Dec. 31, 2022
Transition Period Comparative Data [Abstract]
Summary of Transition Period Comparative Data

	Six Months Ended December 31, 2022
(in U.S. dollars)	2022	2021 (unaudited)
Revenue from contracts with customers	$2,702,276	$2,922,230
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(1,319,682)	(599,764)
Administrative and other expenses	(11,481,647)	(4,075,964)
Impairment losses	—	—
Depreciation and amortization expenses	(2,572,019)	(1,791,167)
Loss on equity investment securities at fair value through profit or loss	—	—
Research and development costs	(2,020,656)	(1,632,347)
Nasdaq listing related expenses	—	(3,298,186)
Share based compensation	(5,354,429)	(8,601,681)
Employee benefits expense	(8,549,850)	(3,980,149)
Borrowing costs	(943,421)	(630,980)
Foreign currency gain(loss)	1,360,308	(190,997)
Other income, net	315,106	789,386
Loss before income tax (expense) benefit	(27,864,014)	(21,089,619)
Income tax (expense) benefit	—	—
Net loss	$(27,864,014)	$(21,089,619)
Other comprehensive loss, net of tax
Foreign currency translation of foreign operations	$(2,445,538)	$9,423,302
Total comprehensive loss	$(30,309,552)	$(11,666,317)

Net loss per share attributable to the ordinary equity holders – basic and diluted	$(0.06)	$(0.05)
Weighted average shares outstanding – basic and diluted	486,616,365	443,702,029